Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000025694 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025694 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000025694 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000025694 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025694 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025694 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025694 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000025694 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025694 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025694 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025694 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025694 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062556 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000062556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000062556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000062556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000062556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000062556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000062556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000062556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062556 | Investment Companies - Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000062556 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000062556 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000157800 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157800 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000157800 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000157800 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000157800 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157800 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000157800 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000157800 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000157800 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157800 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157800 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157800 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164403 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000164403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000164403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000164403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000164403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000164403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164403 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164403 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164403 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025696 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000025696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025696 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000025696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025696 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025696 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000065218 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000065218 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000065218 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000065218 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000065218 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065218 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065218 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000065218 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065218 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065218 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065218 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065218 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000065218 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065289 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000065289 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000065289 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000065289 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000065289 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000065289 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065289 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065289 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065289 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065289 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000065289 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000065289 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000065289 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000065289 | Investment Companies - International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025697 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025697 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025697 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025697 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025697 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025697 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025697 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025697 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025697 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025697 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000025697 | Investment Companies - Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000025697 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000025697 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025698 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025698 | Investment Companies - Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000025698 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000025698 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000025698 | Futures
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025698 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025698 | Credit Default Swaps
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000091786 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000091786 | Investment Companies - Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000091786 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000091786 | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091786 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091786 | Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091788 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000091788 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000091788 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000091788 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000091788 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000091788 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000091788 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000091788 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000091788 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091788 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000091788 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000091788 | Investment Companies - Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000091790 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091790 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000091790 | Investment Companies - Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000091790 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000091790 | Collateralized Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000091790 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025699 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025699 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000025699 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000025691 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025691 | Investment Companies - Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000025691 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000025691 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000025691 | Certificates of Participation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025691 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025691 | Tax Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.20%